Note 45 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Net Gains Loss On Sales	€ 70	€ 27
Impairment loss	(41)	(52)
Gains On Sale Of Investment Classified As Non Currrent Assets Held For Sale	0	7
Gains On Sale Of Equity Instruments Classified As Non Currrent Assets Held For Sale	0	0
Total Profit or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations	€ 29	€ (18)